Acquisitions - Additional Information (Detail) - JPY (¥) ¥ in Millions				12 Months Ended
		Apr. 01, 2019	Jan. 29, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Jan. 30, 2019
Disclosure of detailed information about business combination [Line Items]
Loans and advances				¥ 97,714,938	¥ 94,671,818
Gain recognized as a result of remeasuring previously held interest to fair value				¥ 405	¥ 22,040
Foreign [member] | PT Bank BTPN Tbk [member]
Disclosure of detailed information about business combination [Line Items]
Equity Interest in associate			40.58%
Equity interest acquired						98.50%
Equity ownership interest	[1]			98.40%
Daiwa SB Investments Ltd [member]
Disclosure of detailed information about business combination [Line Items]
Equity Interest in associate		48.96%			50.12%
Equity interest acquired		50.12%
Gain recognized as a result of remeasuring previously held interest to fair value					¥ 21,998
Assets other than cash or cash equivalents					72,642
Liabilities assumed					¥ 21,330
Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of detailed information about business combination [Line Items]
Equity Interest in associate					50.12%
Equity ownership interest						51.19%
PT Bank Tabungan Pensiunan Nasional Tbk [member]
Disclosure of detailed information about business combination [Line Items]
Loans and advances						¥ 522,918	¥ 522,918
Gross contractual amounts receivable						517,840
Gross contractual amounts receivable, expected to be uncollectible						12,404
Gain recognized as a result of remeasuring previously held interest to fair value						25,744
Assets other than cash or cash equivalents						688,192
Liabilities assumed						¥ 643,346

[1]	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.